UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Natural Resources Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Natural Resources Fund, as appropriate.

                        -Dreyfus Strategic Beta Emerging Markets Equity Fund

     -Dreyfus Strategic Beta Global Equity Fund

 -Dreyfus Strategic Beta U.S. Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
July 31, 2015 (Unaudited)

Common Stocks--93.3%	Shares		Value ($)
Brazil--5.7%
AMBEV	13,900		79,001
Banco Bradesco	2,320		18,742
Banco do Brasil	2,400		15,456
BB Seguridade Participacoes	2,100		19,780
BM&FBovespa	8,700		26,527
BR Malls Participacoes	300		1,126
BRF	1,500		31,486
CCR	2,600		11,557
Centrais Eletricas Brasileiras	6,600		11,161
CETIP	300		3,107
Cia de Saneamento Basico do Estado de Sao Paulo	1,400		7,143
Cia Siderurgica Nacional	3,400		4,300
Cosan	400		2,430
CPFL Energia	725		4,082
Cyrela Brazil Realty	1,600		4,346
Duratex	1,200		2,439
EDP - Energias do Brasil	2,700		10,291
Estacio Participacoes	200		829
Fibria Celulose	400		5,320
Hypermarcas	200	a	1,183
JBS	4,900		22,053
Kroton Educacional	800		2,243
Localiza Rent a Car	200		1,641
Lojas Renner	300		9,541
Multiplan Empreendimentos Imobiliarios	100		1,362
Natura Cosmeticos	400		2,974
OdontoPrev	800		2,598
Porto Seguro	600		6,822
Qualicorp	200		1,189
Raia Drogasil	300		3,812
Souza Cruz	1,000		7,094
Sul America	2,300		11,608
Tim Participacoes	1,800		4,936
Totvs	200		2,048
Tractebel Energia	600		6,352
Transmissora Alianca de Energia Eletrica	1,400		8,566
Ultrapar Participacoes	1,700		34,889
Via Varejo	400		1,011
WEG	800		4,393
			395,438
Chile--1.2%
AES Gener	4,237		2,275
Aguas Andinas, Cl. A	10,847		5,730
Banco de Chile	30,896		3,311
Banco de Credito e Inversiones	52		2,282
Banco Santander Chile	202,018		10,188
Cia Cervecerias Unidas	136		1,432
CorpBanca	83,430		841
Empresa Nacional de Electricidad	12,508		17,068

Empresas CMPC	1,134		2,970
Empresas Copec	1,106		11,065
Enersis	79,233		23,856
SACI Falabella	625		4,065
SONDA	361		663
Vina Concha y Toro	377		590
			86,336
China--12.8%
Agricultural Bank of China, Cl. H	22,000		9,933
Air China, Cl. H	6,000		6,029
Aluminum Corp. of China, Cl. H	22,000	a	7,691
Anhui Conch Cement, Cl. H	2,000		6,218
ANTA Sports Products	3,000		7,693
AviChina Industry & Technology, Cl. H	4,000		3,354
Bank of China, Cl. H	102,000		55,787
Bank of Communications, Cl. H	7,000		6,158
BBMG, Cl. H	3,000		2,303
Beijing Capital International Airport, Cl. H	2,000		2,061
Byd, Cl. H	500	a	2,212
CGN Power	5,000		2,199
China Cinda Asset Management, Cl. H	12,000		5,356
China Communications Construction, Cl. H	16,000		20,556
China Communications Services, Cl. H	6,000		2,717
China Construction Bank, Cl. H	70,000		57,157
China Everbright Bank, Cl. H	3,000		1,672
China Galaxy Securities,
Cl. H	1,500		1,353
China Huishan Dairy Holdings	4,000		1,213
China International Marine Containers Group, Cl. H	2,600		5,514
China Life Insurance, Cl. H	12,000		44,193
China Longyuan Power Group, Cl. H	3,000		3,433
China Medical System Holdings	1,000		1,329
China Mengniu Dairy	2,000		9,042
China Merchants Bank, Cl. H	5,000		12,932
China Minsheng Banking, Cl. H	9,500		10,698
China National Building Material, Cl. H	12,000		9,086
China Oilfield Services, Cl. H	2,000		2,453
China Pacific Insurance Group, Cl. H	3,600		15,092
China Petroleum & Chemical, Cl. H	64,000		48,543
China Railway Construction, Cl. H	17,000		22,061
China Railway Group, Cl. H	21,000		17,933
China Shenhua Energy, Cl. H	8,000		15,232
China Shipping Container Lines, Cl. H	6,000	a	1,881
China Vanke, Cl. H	5,900		14,034
Chongqing Changan Automobile, Cl. B	1,100		2,341
Chongqing Rural Commercial Bank, Cl. H	3,000		2,148
CITIC Securities, Cl. H	500		1,367
CNOOC	6,000		7,438
Country Garden Holdings	14,000		5,490
CRRC, Cl. H	6,000		7,569
CSPC Pharmaceutical Group	2,000		1,832
Datang International Power Generation, Cl. H	12,000		5,186
ENN Energy Holdings	2,000		13,286
Evergrande Real Estate Group	35,000		23,161
Fosun International	2,500		5,257
Geely Automobile Holdings	5,000		2,103

GOME Electrical Appliances Holdings	37,000		6,443
Great Wall Motor, Cl. H	1,500		4,963
Guangzhou R&F Properties, Cl. H	4,400	a	4,399
Haitian International Holdings	1,000		2,072
Haitong Securities, Cl. H	800		1,447
Hengan International Group	1,000		11,177
Huadian Power International, Cl. H	10,000		10,113
Huaneng Power International, Cl. H	20,000		24,457
Industrial & Commercial Bank of China, Cl. H	111,000		76,460
Inner Mongolia Yitai Coal, Cl. B	2,700		2,808
Jiangsu Expressway, Cl. H	6,000		7,484
Jiangxi Copper, Cl. H	6,000		8,127
Lenovo Group	22,000		23,866
Longfor Properties	5,000		7,146
New China Life Insurance, Cl. H	1,300		5,584
People's Insurance Company Group of China, Cl. H	20,000		10,371
PICC Property & Casualty, Cl. H	8,000		16,656
Ping An Insurance Group Company of China, Cl. H	7,000		40,272
Shanghai Electric Group, Cl. H	4,000		2,472
Shanghai Pharmaceuticals Holding, Cl. H	1,600		3,789
Shenzhou International Group Holdings	1,000		5,257
Shui On Land	3,000		820
Sihuan Pharmaceutical Holdings Group	1,000	b	569
Sino-Ocean Land Holdings	9,500		6,519
Sinopec Engineering Group, Cl. H	2,000		1,638
Sinopec Shanghai Petrochemical, Cl. H	10,000	a	4,076
Sinopharm Group, Cl. H	3,600		13,838
Sinotrans, Cl. H	7,000		4,307
Tencent Holdings	2,100		39,197
Uni-President China Holdings	1,000		922
Want Want China Holdings	7,000		7,251
Weichai Power, Cl. H	4,000		6,006
Zhejiang Expressway, Cl. H	4,000		4,608
Zhuzhou CSR Times Electric, Cl. H	500		3,396
Zijin Mining Group, Cl. H	24,000		6,439
ZTE, Cl. H	1,600		3,558
			890,803
Colombia--.3%
Almacenes Exito	378		2,796
Cementos Argos	559		1,916
Cemex Latam Holdings	247	a	1,084
Ecopetrol	21,933		12,261
Grupo Argos	404		2,441
Interconexion Electrica	716		1,760
ISAGEN	471		479
			22,737
Czech Republic--.5%
Ceska telekomunikacni infrastruktura	284	a	1,991
CEZ	1,022		24,734
Komercni banka	25		5,589
			32,314
Egypt--.2%
Commercial International Bank	1,211		8,661
Global Telecom Holding	9,474	a	3,110
Talaat Moustafa Group	977		1,023
Telecom Egypt	1,136		1,150

			13,944
Greece--.5%
Alpha Bank	1,148	a	334
FF Group	54	a	1,181
Hellenic Telecommunications Organization	1,412		10,467
JUMBO	265		1,778
OPAP	1,816		12,821
Piraeus Bank	256	a	93
Public Power	1,900		8,090
Titan Cement	66		1,277
			36,041
Hong Kong--4.4%
Beijing Enterprises Holdings	500		3,680
Beijing Enterprises Water Group	2,000	a	1,494
Belle International Holdings	16,000		16,635
China Agri-Industries Holdings	5,000	a	2,180
China Everbright International	1,000		1,540
China Gas Holdings	2,000		3,509
China Mobile	11,500		150,568
China Overseas Land & Investment	6,000		18,923
China Resources Cement Holdings	6,000		3,127
China Resources Land	4,000		11,222
China South City Holdings	4,000		1,182
China State Construction International Holdings	2,000		3,111
China Taiping Insurance Holdings	2,600	a	7,764
China Unicom Hong Kong	14,000		19,757
CITIC	3,000		5,371
Far East Horizon	1,000		933
Franshion Properties China	12,000		3,885
GCL-Poly Energy Holdings	38,000	a	7,696
Guangdong Investment	4,000		5,428
Haier Electronics Group	3,000		7,051
Kingboard Chemical Holdings	2,500		4,192
Kunlun Energy	4,000		3,813
Lee & Man Paper Manufacturing	4,000		2,466
New World China Land	2,000		1,233
Nine Dragons Paper Holdings	4,000		2,957
Shanghai Industrial Holdings	1,000		2,941
Shimao Property Holdings	4,000		7,162
Sino Biopharmaceutical	4,000		4,639
Yuexiu Property	6,640		1,310
			305,769
Hungary--.2%
MOL Hungarian Oil and Gas	180		9,498
Richter Gedeon	263		4,227
			13,725
Indonesia--1.4%
Adaro Energy	74,300		3,241
Bank Central Asia	8,500		8,231
Bank Mandiri	7,700		5,422
Bank Negara Indonesia	16,100		5,665
Bank Rakyat Indonesia	14,700		10,867
Bumi Serpong Damai	6,900		913
Indo Tambangraya Megah	3,900		2,804
Indocement Tunggal Prakarsa	1,700		2,517
Indofood CBP Sukses	800		727

Jasa Marga	2,600		1,100
Kalbe Farma	14,900		1,922
Lippo Karawaci	23,900		2,041
Media Nusantara Citra	4,500		680
Semen Indonesia	6,400		4,778
Surya Citra Media	4,300		938
Tambang Batubara Bukit Asam	3,100		1,375
Telekomunikasi Indonesia	162,300		35,273
Tower Bersama Infrastructure	700	a	433
Unilever Indonesia	1,500		4,435
United Tractors	4,100		6,122
			99,484
Malaysia--1.8%
AMMB Holdings	2,600		3,800
Astro Malaysia Holdings	4,800		3,853
Berjaya Sports Toto	4,000		3,483
British American Tobacco Malaysia	400		7,060
Dialog Group	2,800		1,179
DiGi.Com	12,100		17,085
Gamuda	1,300		1,638
Hong Leong Bank	200		710
Hong Leong Financial Group	300		1,244
IHH Healthcare	900		1,414
IOI Properties Group	700		350
Lafarge Malaysia	900		2,224
Malaysia Airports Holdings	700		1,085
Maxis	7,300		12,731
MISC	500		1,020
Petronas Chemicals Group	4,100		6,872
Petronas Dagangan	1,100		6,063
Petronas Gas	1,300		7,505
PPB Group	400		1,615
Public Bank	2,000		9,936
RHB Capital	500		971
Telekom Malaysia	2,900		4,967
Tenaga Nasional	5,900		18,821
YTL	13,900		5,742
YTL Power International	8,800		3,612
			124,980
Mexico--4.6%
America Movil, Ser. L	136,300		132,557
Arca Continental	1,100		6,606
Cemex	22,000	a	18,761
Controladora Comercial Mexicana	700		2,056
El Puerto de Liverpool	200		2,345
Fomento Economico Mexicano	1,800		16,333
Genomma Lab Internacional, Cl. B	700	a	652
Gentera	2,800		4,821
Gruma, Cl. B	700		9,158
Grupo Aeroportuario del Pacifico, Cl. B	1,100	a	8,681
Grupo Aeroportuario del Sureste, Cl. B	480		7,176
Grupo Bimbo, Ser. A	3,700	a	9,916
Grupo Carso, Ser. A1	900		4,084
Grupo Comercial Chedraui	1,000		2,774
Grupo Financiero Banorte, Ser. O	1,000		5,283
Grupo Lala	800		1,846

Grupo Televisa	3,000		20,898
Industrias Penoles	385		5,867
Kimberly-Clark de Mexico, Cl. A	4,200		9,752
Mexichem	1,100		3,222
OHL Mexico	2,700	a	4,421
Promotora y Operadora de Infraestructura	100	a	1,147
Wal-Mart de Mexico	16,300		39,515
			317,871
Philippines--.8%
Aboitiz Equity Ventures	3,190		4,080
Aboitiz Power	4,000		3,822
Alliance Global Group	1,900		939
Ayala	310		5,287
Ayala Land	4,300		3,516
Bank of the Philippine Islands	280		582
BDO Unibank	750		1,646
DMCI Holdings	5,550		1,444
Energy Development	9,900		1,552
Globe Telecom	120		6,769
International Container Terminal Services	420		1,009
JG Summit Holdings	2,020		3,202
Jollibee Foods	370		1,537
Megaworld	11,000		1,140
Metro Pacific Investments	8,100		859
Metropolitan Bank & Trust	150		290
Philippine Long Distance Telephone	170		10,727
SM Investments	230		4,491
SM Prime Holdings	2,600		1,219
Universal Robina	890		3,723
			57,834
Poland--2.0%
Alior Bank	17	a	390
Bank Millennium	550	a	897
Bank Zachodni WBK	25	a	1,995
CCC	22		1,126
Cyfrowy Polsat	68	a	416
Enea	1,037		4,052
Eurocash	453		5,212
Grupa Azoty	66	a	1,485
Grupa Lotos	617	a	5,152
KGHM Polska Miedz	883		22,238
mBank	5	a	501
Orange Polska	3,160		6,811
Polski Koncern Naftowy Orlen	2,280		46,022
Polskie Gornictwo Naftowe i Gazownictwo	7,470		12,456
Powszechny Zaklad Ubezpieczen	207		23,682
Synthos	2,505		3,128
Tauron Polska Energia	3,571		3,588
			139,151
Qatar--.4%
Barwa Real Estate	143		1,964
Gulf International Services	129		2,444
Industries Qatar	260		9,661
Masraf Al Rayan	469		5,796
Qatar Electricity & Water	89		5,399
Qatar Islamic Bank	85		2,556

Vodafone Qatar	66		285
			28,105
Russia--9.1%
Alrosa	6,500		7,407
Gazprom	100,420		231,147
LUKOIL	2,772		113,556
Magnit, GDR	412		22,351
MegaFon, GDR	525		6,510
MMC Norilsk Nickel	433		66,064
Mobile Telesystems, ADR	3,300		27,060
Moscow Exchange MICEX-RTS	2,150		2,459
NOVATEK, GDR	111		11,072
Rosneft	9,470		36,071
Rostelecom	5,780		7,896
RusHydro	534,000		4,565
Severstal	1,140		12,615
Sistema, GDR	4,784		40,616
Surgutneftegas	12,500		6,904
Tatneft	7,240		34,796
Uralkali	2,920	a	7,635
			638,724
South Africa--7.3%
African Rainbow Minerals	303		1,670
Anglo American Platinum	48	a	999
Assore	114		761
Barloworld	1,027		7,307
Bidvest Group	713		17,354
Coronation Fund Managers	329		2,016
Discovery	370		3,973
FirstRand	8,061		34,881
Gold Fields	3,505		9,492
Growthpoint Properties	1,715		3,758
Imperial Holdings	858		11,544
Investec	410		3,719
Kumba Iron Ore	753		6,464
Liberty Holdings	390		4,384
Life Healthcare Group Holdings	1,403		4,149
Massmart Holdings	232		2,467
Mediclinic International	445		3,963
MMI Holdings	4,379		10,194
Mr. Price Group	550		10,965
MTN Group	4,290		71,555
Naspers, Cl. N	46		6,436
Netcare	1,515		4,837
Pick n Pay Stores	1,300		6,076
PPC	2,009		3,575
Rand Merchant Insurance Holdings	1,020		3,576
Redefine Properties	4,706		4,278
Remgro	267		5,530
Resilient Property Income Fund	138		1,095
RMB Holdings	570		3,080
Sanlam	4,980		26,305
Sappi	2,080	a	6,830
Sasol	2,521		87,446
Shoprite Holdings	1,280		17,019
Spar Group	981		15,344

Standard Bank Group	3,556		42,806
Steinhoff International Holdings	2,189		13,250
Telkom	802		3,898
The Foschini Group	453		5,158
Tiger Brands	184		4,144
Truworths International	1,434		9,698
Tsogo Sun Holdings	1,469		2,775
Vodacom Group	1,568		18,166
Woolworths Holdings	746		5,856
			508,793
South Korea--15.5%
Amorepacific	23		8,078
AMOREPACIFIC Group	40		6,649
BNK Financial Group	608		7,144
Celltrion	20	a	1,331
Cheil Worldwide	271	a	4,423
CJ	85		22,192
CJ CheilJedang	33		11,591
CJ Korea Express4	9	a	1,319
Coway	120		10,029
Daelim Industrial	97		6,167
Daewoo Engineering & Construction	404	a	2,382
Daewoo International	347		6,138
Daewoo Securities	397		4,919
Daewoo Shipbuilding & Marine Engineering	330		1,957
DGB Financial Group	360		3,446
Dongbu Insurance	104		4,933
Doosan Heavy Industries & Construction	302		5,188
Doosan Infracore	463	a	3,011
GS Engineering & Construction	199	a	4,439
GS Holdings	330		12,803
Halla Visteon Climate Control	60		1,864
Hanssem	7		1,777
Hanwha	694		28,172
Hanwha Chemical	346		6,106
Hanwha Life Insurance	495		3,511
Hite Jinro	62		1,184
Honam Petrochemical	69		15,361
Hotel Shilla	31		3,338
Hyosung	157		19,119
Hyundai Department Store	19		2,395
Hyundai Development Co-Engineering & Construction	144		8,614
Hyundai Engineering & Construction	315		9,260
Hyundai Glovis	40		6,666
Hyundai Heavy Industries	130	a	10,776
Hyundai Marine & Fire Insurance	282		7,640
Hyundai Merchant Marine	218	a	1,166
Hyundai Mipo Dockyard	54	a	2,501
Hyundai Steel	327		16,320
Hyundai Wia	41		3,749
Industrial Bank of Korea	494		5,847
Kangwon Land	308		11,226
KCC	7		2,928
Korea Aerospace Industries	30		2,500
Korea Electric Power	1,000		43,499
Korea Gas	200		7,238

Korea Investment Holdings	58		3,083
Korea Plant Service & Engineering	32		3,213
Korea Zinc	9		3,784
Korean Air Lines	327	a	9,809
KT	109	a	2,850
KT&G	347		32,620
Kumho Petrochemical	68		3,516
LG	218		10,805
LG Chem	177		37,816
LG Display	1,859		35,110
LG Household & Health Care	12		8,789
LG Innotek	54		3,766
LG Uplus	994		9,811
Lotte Shopping	28		6,030
LS	92		3,082
LS Industrial Systems	48		2,141
Mirae Asset Securities	100		3,756
NAVER	15		6,704
NCSoft	11		2,063
Orion	3		2,959
S-1	48		3,458
S-Oil	239		12,806
Samsung Card	77		2,540
Samsung Electro-Mechanics	349		16,195
Samsung Electronics	288		291,655
Samsung Fire & Marine Insurance	63		15,075
Samsung Life Insurance	125		11,430
Samsung SDS	15		3,756
Samsung Securities	89		4,001
Shinsegae	22		3,911
SK C&C	51		13,337
SK Holdings	239	b	46,050
SK Hynix	1,778		56,372
SK Innovation	589	a	50,084
SK Telecom	22		4,691
Woori Investment & Securities	312		2,893
Yuhan	7		1,612
			1,082,469
Taiwan--16.8%
Acer	12,000	a	4,979
Advanced Semiconductor Engineering	17,000		19,654
AU Optronics	48,000		15,356
Catcher Technology	1,000		11,023
Cathay Financial Holding	13,000		21,000
Chailease Holding	1,040		2,168
Chang Hwa Commercial Bank	5,000		2,795
Chicony Electronics	1,000		2,600
China Airlines	9,000	a	4,005
China Development Financial Holding	24,000		7,906
China Life Insurance	8,000		8,071
Chunghwa Telecom	16,000		49,665
Compal Electronics	73,000		49,250
CTBC Financial Holding	16,332		11,846
CTCI	3,000		4,547
Delta Electronics	3,000		14,776
E.Sun Financial Holding	5,435		3,305

EVA Airways	6,000	a	4,333
Evergreen Marine	7,070		3,393
Far Eastern Department Stores	2,000		1,131
Far EasTone Telecommunications	5,000		11,704
First Financial Holding	5,325		2,867
Formosa Chemicals & Fibre	9,000		21,323
Formosa Petrochemical	3,000		7,079
Formosa Plastics	8,000		17,738
Formosa Taffeta	3,000		2,832
Foxconn Technology	2,000		6,081
Fubon Financial Holding	12,000		21,893
Highwealth Construction	2,000		4,118
Hon Hai Precision Industry	81,000		232,700
HTC	2,000	a	4,390
Hua Nan Financial Holdings	4,000		2,274
Innolux	67,000		23,344
Inotera Memories	2,000	a	1,207
Inventec	17,000		9,665
Lite-On Technology	6,000		6,595
MediaTek	2,000		21,032
Mega Financial Holding	14,000		11,973
Nan Ya Plastics	15,000		30,645
Novatek Microelectronics	1,000		3,627
Pegatron	17,000		47,815
Pou Chen	9,000		12,771
Powertech Technology	4,000		7,500
President Chain Store	1,000		7,269
Quanta Computer	6,000		11,593
Radiant Opto-Electronics	1,000		2,977
Realtek Semiconductor	1,000		1,967
Ruentex Industries	1,000		2,090
Shin Kong Financial Holding	20,705		6,060
Siliconware Precision Industries	12,000		13,588
Simplo Technology	1,000		4,118
SinoPac Financial Holdings	10,000		4,260
Synnex Technology International	4,000		4,821
Taishin Financial Holdings	12,000		4,751
Taiwan Business Bank	2,000	a	583
Taiwan Cement	8,000		8,666
Taiwan Fertilizer	2,000		2,927
Taiwan Mobile	4,000		13,240
Taiwan Semiconductor Manufacturing	59,000		260,694
Teco Electric & Machinery	3,000		2,352
Transcend Information	1,000		2,981
Uni-President Enterprises	9,000		15,850
United Microelectronics	46,000		16,391
Vanguard International Semiconductor	1,000		1,172
Wan Hai Lines	2,000		1,676
WPG Holdings	11,000		12,491
Yang Ming Marine Transport	10,000	a	3,437
Yuanta Financial Holding	13,000		6,176
Yulon Motor	2,000		1,951
Zhen Ding Technology Holding	1,000		3,101
			1,170,158
Thailand--2.1%
Advanced Info Service	3,400		24,117

Airports of Thailand	200		1,668
Airports of Thailand	300		2,502
Bangkok Dusit Medical Services, Cl. F	1,600		912
Banpu	3,500		2,483
BEC World	1,800		1,839
Bumrungrad Hospital	400		2,315
Central Pattana	1,000		1,341
Delta Electronics Thai	1,300		2,969
Energy Absolute	400		243
Glow Energy	1,500		3,798
Home Product Center	3,400		603
Indorama Ventures	4,900		3,684
IRPC	43,100		5,136
Kasikornbank	700		3,535
Kasikornbank	2,100		10,636
Krung Thai Bank	2,700		1,341
Minor International	990		822
PTT	2,700		24,974
PTT Exploration & Production	2,100		5,571
PTT Global Chemical	6,800		11,914
Siam Cement	400		5,970
Siam Cement	1,200		18,045
Thai Oil	4,500		6,160
Thai Union Frozen Products	3,600		1,930
TMB Bank	19,400		1,288
True	6,400	a	1,961
			147,757
Turkey--1.6%
Akbank	2,015		5,395
Arcelik	758		3,994
BIM Birlesik Magazalar	302		5,122
Cola-Cola Icecek	45		646
Emlak Konut Gayrimenkul Yatirim Ortakligi	814		764
Enka Insaat ve Sanayi	933		1,690
Eregli Demir ve Celik Fabrikalari	7,268		10,911
Ford Otomotiv Sanayi	166		1,977
Haci Omer Sabanci Holding	3,379		11,560
KOC Holding	3,210		14,248
TAV Havalimananlari Holdings	524		3,990
Tofas Turk Otomobil Fabrikasi	633		4,146
Tupras Turkiye Petrol Rafinerileri	565	a	14,680
Turk Hava Yollari	3,195	a	10,411
Turk Telekomunikasyon	2,753		6,835
Turkiye Garanti Bankasi	1,976		5,847
Turkiye Is Bankasi, Cl. C	3,516		6,852
Turkiye Sise ve Cam Fabrikalari	1,617		1,827
Ulker Biskuvi Sanayi	165		917
			111,812
United Arab Emirates--.6%
Abu Dhabi Commercial Bank	5,459		12,307
Aldar Properties	4,444		3,255
DP World	256		5,824
Dubai Financial Market	1,635		859
Dubai Islamic Bank	618		1,262
Emaar Properties	6,259		13,463
First Gulf Bank	1,503		6,343

National Bank of Abu Dhabi	724		2,109
			45,422
United States--3.5%
iShares MSCI India ETF	7,900		245,453
Total Common Stocks
(cost $7,370,589)			6,515,120

Preferred Stocks--5.4%
Brazil--4.1%
AES Tiete	800		4,276
Banco Bradesco	7,340		58,481
Braskem, Cl. A	1,200		4,395
Centrais Eletricas Brasileiras, Cl. B	3,800		9,478
Cia Brasileira de Distribuicao	600		13,143
Cia Energetica de Minas Gerais	7,800		21,505
Cia Energetica de Sao Paulo, Cl. B	900		5,028
Cia Paranaense de Energia, Cl. B	400		4,122
Gerdau	2,700		4,653
Itau Unibanco Holding	10,670		93,738
Itausa - Investimentos Itau	15,010		36,824
Metalurgica Gerdau	8,800		8,995
Oi	1,500	a	2,120
Suzano Papel e Celulose, Cl. A	600		2,942
Telefonica Brasil	1,100		14,499
			284,199
Chile--.1%
Embotelladora Andina	617		1,743
Sociedad Quimica y Minera de Chile, Cl. B	284		3,871
			5,614
Colombia--.1%
Banco Davivienda	112		1,030
Grupo Argos	185		1,062
Grupo Aval Acciones y Valores	3,532		1,521
			3,613
Russia--.6%
AK Transneft	3		6,864
Surgutneftegas	56,800		34,423
			41,287
South Korea--.6%
LG Chem	22		3,441
Samsung Electronics	49		38,525
			41,966
Total Preferred Stocks
(cost $590,640)			376,679
	Number of
Rights--.0%	Rights		Value ($)
Taiwan
First Financial
(cost $80)	648	[a]	47
	Number of
Warrants--.0%	Warrants		Value ($)
Thailand
Minor International (11/3/17)
(cost $0)	45	[a]	4

Other Investment--.7%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $49,383)	49,383 [c]	49,383
Total Investments (cost $8,010,692)	99.4%	6,941,233
Cash and Receivables (Net)	.6%	42,174
Net Assets	100.0%	6,983,407

ADR - American Depository Receipts
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts
MICEX - Moscow Interbank Currency Exchange
RTS - Russian Trading System

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2015, the value of this security amounted to $46,619 or .7% of net assets.
c	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized depreciation on investments was $1,069,459 of which $240,092 related to appreciated investment se and $1,309,551 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purpose substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.7
Information Technology	19.7
Energy	13.4
Telecommunication Services	10.5
Materials	8.1
Consumer Staples	7.0
Industrial	6.9
Utilities	5.1
Consumer Discretionary	4.0
Exchange-Traded Funds	3.5
Health Care	.8
Money Market Investment	.7
99.4

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	6,223,048	46,050	++	569	6,269,667
Equity Securities - Foreign Preferred Stocks+	376,679	-	++	-	376,679
Exchange-Traded Funds	245,453	-		-	245,453
Mutual Funds	49,383	-		-	49,383
Rights+	47	-		-	47
Warrants+	4	-		-	4

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
July 31, 2015 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Australia--1.9%
AGL Energy	577		7,035
Amcor	1,291		13,598
AMP	3,422		16,534
APA Group	457		3,030
Aristocrat Leisure	155		971
ASX	106		3,444
Aurizon Holdings	1,112		4,308
Australia & New Zealand Banking Group	1,523		36,381
Bank of Queensland	83		834
Bendigo & Adelaide Bank	124		1,191
Boral	333		1,616
Brambles	597		4,748
Caltex Australia	570		14,395
Coca-Cola Amatil	576		3,907
Cochlear	36		2,402
Computershare	191		1,726
CSL	238		17,216
Dexus Property Group	834		4,743
Federation Centres	756		1,658
Flight Centre Travel Group	44		1,146
Fortescue Metals Group	1,567		2,125
Goodman Group	853		4,078
GPT Group	1,046		3,525
Harvey Norman Holdings	483		1,575
Healthscope	356		713
Iluka Resources	209		1,204
Incitec Pivot	935		2,474
Insurance Australia Group	2,267		9,760
James Hardie Industries-CDI	131		1,818
Lend Lease Group	464		5,287
Macquarie Group	241		14,472
Medibank Private	3,045		4,652
Mirvac Group	1,820		2,514
National Australia Bank	956		24,297
Newcrest Mining	737	a	6,071
Orica	374		5,252
Origin Energy	694		5,753
Platinum Asset Management	179		992
Qantas Airways	974	a	2,670
Ramsay Health Care	85		4,155
REA Group	10		317
Rio Tinto	492		19,010
Scentre Group	1,736		5,025
Seek	70		773
Sonic Healthcare	392		5,923
Stockland	2,363		7,341
Suncorp Group	1,034		10,785
Sydney Airport	419		1,718
Tabcorp Holdings	708		2,510

Tatts Group	673		1,958
Telstra	7,653		36,305
TPG Telecom	107		744
Transurban Group	255		1,858
Treasury Wine Estates	370		1,561
Woodside Petroleum	668		17,407
Woolworths	1,154		24,125
WorleyParsons	358		2,408
			384,038
Austria--.1%
ANDRITZ	85		4,750
Voestalpine	142		6,095
			10,845
Belgium--.6%
Ageas	316		13,013
Anheuser-Busch InBev	279		33,200
Colruyt	92		4,465
Delhaize Group	212		19,113
Groupe Bruxelles Lambert	70		5,779
KBC Groep	252		17,563
Proximus	223		8,398
Solvay	32		4,279
Telenet Group Holding	51	a	2,877
Umicore	129		5,647
			114,334
Canada--2.8%
Alimentation Couche Tard, Cl. B	400		17,852
ARC Resources	100		1,496
BCE	240		9,878
Brookfield Asset Management, Cl. A	450		15,711
CAE	100		1,133
Cameco	200		2,747
Canadian Imperial Bank of Commerce	400		28,584
Canadian National Railway	400		24,954
Canadian Natural Resources	600		14,644
Canadian Pacific Railway	100		16,098
Cenovus Energy	700		10,202
CGI Group, Cl. A	100	a	3,736
CI Financial	300		7,581
Crescent Point Energy	100		1,515
Dollarama	100		5,953
Empire, Cl. A	100		6,759
Enbridge	400		17,436
Encana	600		4,560
Enerplus	200		1,271
Finning International	200		3,478
Fortis	200		5,727
George Weston	100		8,399
Great-West Lifeco	300		8,496
H&R Real Estate Investment Trust	100		1,707
Husky Energy	275		5,022
IGM Financial	100		2,953
Imperial Oil	200		7,400
Industrial Alliance Insurance & Financial Services	100		3,368
Intact Financial	100		6,897
Inter Pipeline	100		2,092

Jean Coutu Group	100		1,576
Keyera	100		3,286
Loblaw	200		10,906
Magna International	400		21,733
Manulife Financial	1,100		19,488
Metro	400		10,885
National Bank of Canada	200		6,995
Onex	100		5,738
Pembina Pipeline	100		2,911
Power Corporation of Canada	1,000		23,512
Power Financial	400		10,616
PrairieSky Royalty	100		2,053
Royal Bank of Canada	1,400		81,633
Saputo	200		4,583
Shaw Communications, Cl. B	200		4,244
SNC-Lavalin Group	200		6,550
Sun Life Financial	900		29,377
Suncor Energy	1,200		33,802
TELUS	200		6,828
Thomson Reuters	200		8,097
Toronto-Dominion Bank	700		28,244
TransAlta	300		1,902
TransCanada	400		15,546
Turquoise Hill Resources	100	a	340
			588,494
China--.0%
Yangzijiang Shipbuilding Holdings	1,900		1,787
Denmark--.6%
Carlsberg, Cl. B	93		8,103
Coloplast, Cl. B	41		2,957
Danske Bank	143		4,466
DSV	263		8,987
ISS	197		6,784
Novo Nordisk, Cl. B	1,139		66,783
Novozymes, Cl. B	100		5,220
Pandora	55		6,184
TDC	1,245		9,390
Tryg	72		1,451
Vestas Wind Systems	214		11,681
William Demant Holding	12	a	914
			132,920
Finland--.4%
Elisa	166		5,591
Fortum	457		8,030
Kone, Cl. B	246		10,310
Metso	132		3,626
Neste Oil	207		5,754
Nokian Renkaat	136		4,087
Orion, Cl. B	110		4,594
Sampo, Cl. A	271		13,393
Stora Enso, Cl. R	578		5,431
UPM-Kymmene	633		11,679
Wartsila	148		6,797
			79,292
France--4.1%
Accor	91		4,465

Aeroports de Paris	14		1,679
Air Liquide	284		36,976
Airbus Group	844		59,879
Altice	42	a	5,305
AXA	3,143		82,843
BNP Paribas	479		31,201
Bouygues	215		7,890
Bureau Veritas	264		6,168
Cap Gemini	176		16,826
Carrefour	491		16,854
Casino Guichard Perrachon	57		4,232
Christian Dior	77		15,962
Cie Generale des Etablissements Michelin	216		21,160
CNP Assurances	268		4,508
Credit Agricole	238		3,750
Danone	335		22,697
Dassault Systemes	25		1,888
Electricite de France	292		6,956
Essilor International	105		13,446
Eutelsat Communications	92		2,804
Fonciere des Regions	13		1,123
Gecina	11		1,409
Groupe Eurotunnel	197		2,831
Hermes International	7		2,725
Imerys	30		2,261
JCDecaux	34		1,302
Klepierre	74		3,368
L'Oreal	154		28,811
Legrand	115		7,079
LVMH Moet Hennessy Louis Vuitton	215		40,306
Numericable - SFR	23	a	1,254
Orange	2,321		38,070
Pernod-Ricard	88		10,539
Peugeot	925	a	18,535
Publicis Groupe	154		11,660
Remy Cointreau	10		712
Renault	264		24,291
Safran	151		11,419
Sanofi	1,035		111,361
Schneider Electric	243		16,971
SCOR	304		11,659
Societe BIC	23		3,939
Sodexo	117		10,904
Suez Environnement	590		11,310
Technip	119		6,772
Thales	105		7,107
Unibail-Rodamco	24		6,387
Valeo	129		17,213
Veolia Environnement	1,094		24,420
Vinci	549		35,212
			838,439
Germany--5.0%
adidas	123		10,060
Allianz	971		159,000
BASF	866		74,708
Bayer	458		67,553

Bayerische Motoren Werke	436		43,718
Beiersdorf	36		3,077
Brenntag	188		10,454
Commerzbank	287	a	3,715
Continental	139		31,073
Daimler	1,644		146,951
Deutsche Annington Immobilien	57		1,778
Deutsche Boerse	155		14,066
Deutsche Lufthansa	813	a	11,027
Deutsche Post	1,367		41,316
Deutsche Telekom	5,086		91,885
Deutsche Wohnen-BR	27		667
E.ON	6,036		79,615
Evonik Industries	94		3,761
Fraport Frankfurt Airport Services Worldwide	20		1,313
Fresenius & Co.	367		25,324
Fresenius Medical Care & Co.	88		7,184
GEA Group	64		2,710
Hannover Rueck	102		10,819
HeidelbergCement	133		10,144
Henkel & Co.	45		4,543
HUGO BOSS	31		3,738
Infineon Technologies	603		6,758
K+S	212		8,698
Kabel Deutschland Holding	5	a	678
LANXESS	90		5,193
Linde	77		14,554
Merck	64		6,510
METRO	426		13,451
Muenchener Rueckversicherungs	185		33,991
OSRAM Licht	83		4,725
ProSiebenSat.1 Media	282		14,417
RWE	1,129		23,497
SAP	305		21,860
Symrise	49		3,257
Telefonica Deutschland Holding	281		1,745
TUI	690		11,874
United Internet	49		2,424
Volkswagen	31		6,266
			1,040,097
Hong Kong--.7%
AIA Group	4,200		27,360
ASM Pacific Technology	200		1,811
BOC Hong Kong Holdings	2,000		8,062
Cathay Pacific Airways	1,000		2,366
Cheung Kong Property Holdings	718	a	5,986
CK Hutchison Holdings	1,218		18,089
CLP Holdings	2,000		16,989
First Pacific	2,000		1,602
Hang Seng Bank	300		6,149
HKT Trust	2,000		2,435
Hong Kong & China Gas	1,200		2,449
Hong Kong Exchanges & Clearing	200		5,423
Kerry Properties	500		1,867
Li & Fung	6,000		4,644
Link REIT	1,000		5,882

MTR	500		2,228
Noble Group	19,300		6,401
PCCW	8,000		4,788
Power Assets Holdings	500		4,712
Swire Properties	400		1,287
Techtronic Industries	500		1,764
WH Group	7,500	b	4,808
Wheelock & Co.	1,000		5,179
			142,281
Ireland--.1%
Bank of Ireland	3,006	a	1,264
CRH	841		24,859
Kerry Group, Cl. A	47		3,561
Ryanair Holdings, ADR	24		1,779
			31,463
Israel--.3%
Bank Leumi Le-Israel	883	a	3,845
Bezeq The Israeli Telecommunication	6,674		12,306
Israel	6		2,115
NICE Systems	36		2,241
Teva Pharmaceutical Industries	549		38,501
			59,008
Italy--1.2%
Assicurazioni Generali	1,802		35,484
Enel	7,330		34,503
Eni	3,453		60,524
EXOR	630		31,730
Fiat Chrysler Automobiles	2,084	a	32,729
Finmeccanica	455	a	6,556
Luxottica Group	80		5,803
Mediobanca	66		719
Prysmian	251		5,759
Saipem	384	a	3,349
Snam	2,488		12,241
Terna Rete Elettrica Nazionale	2,091		9,751
			239,148
Japan--9.2%
Aeon	900		13,772
Aisin Seiki	200		8,117
Alfresa Holdings	700		11,742
Amada Holdings Co.	200		1,961
ANA Holdings	1,000		3,187
Asahi Glass	1,000		5,866
Asahi Group Holdings	200		6,708
Asahi Kasei	2,000		15,205
Astellas Pharma	900		13,558
Bandai Namco Holdings	100		2,218
Bridgestone	700		26,422
Brother Industries	300		4,149
Canon	1,100		35,254
Casio Computer	200		3,991
Central Japan Railway	100		17,525
Chubu Electric Power	1,200		20,382
Chugoku Bank	100		1,564
Chugoku Electric Power	300		4,490
Citizen Holdings	300		2,004

Credit Saison	100		2,216
Dai Nippon Printing	1,000		11,111
Dai-ichi Life Insurance	3,000		61,048
Daicel	300		4,071
Daihatsu Motor	200		2,843
Daikin Industries	100		6,471
Daito Trust Construction	100		10,566
Daiwa House Industry	900		22,421
Daiwa Securities Group	2,000		15,552
Denso	200		9,925
Dentsu	100		5,672
East Japan Railway	400		39,537
Electric Power Development	100		3,457
Fuji Electric	1,000		4,139
Fuji Heavy Industries	700		25,897
FUJIFILM Holdings	400		15,878
Fujitsu	4,000		20,998
GungHo Online Entertainment	300		997
Hakuhodo DY Holdings	300		3,357
Hankyu Hanshin Holdings	1,000		6,326
Hino Motors	300		3,890
Hitachi Chemical	100		1,771
Hitachi High-Technologies	100		2,336
Hokuhoku Financial Group	1,000		2,364
Hokuriku Electric Power	200		3,077
Hoya	300		12,703
Hulic	100		990
Ibiden	100		1,657
Idemitsu Kosan	300		5,521
Isetan Mitsukoshi Holdings	200		3,645
Isuzu Motors	500		6,931
ITOCHU	1,200		14,727
Itochu Techno-Solutions	100		2,338
J Front Retailing	300		5,647
Japan Airlines	100		3,776
Japan Display	500	a	1,553
Japan Exchange Group	100		3,486
Japan Tobacco	300		11,652
JFE Holdings	1,000		18,764
JTEKT	300		5,187
JX Holdings	7,700		32,873
Kajima	2,000		9,941
Kansai Electric Power	600	a	8,143
Kao	200		10,152
Kawasaki Heavy Industries	2,000		8,779
KDDI	1,600		40,673
Kintetsu Group Holdings	2,000		7,133
Kobe Steel	8,000		12,394
Koito Manufacturing	100		3,934
Konica Minolta	600		7,489
Kuraray	300		3,539
Kurita Water Industries	100		2,187
Marubeni	3,900		21,713
Medipal Holdings	500		8,908
MEIJI Holdings	100		14,225
Mitsubishi	1,300		28,106

Mitsubishi Chemical Holdings	3,200		20,914
Mitsubishi Electric	3,000		32,279
Mitsubishi Gas Chemical	1,000		5,551
Mitsubishi Heavy Industries	4,000		21,179
Mitsubishi Materials	2,000		7,246
Mitsubishi Motors	800		6,810
Mitsubishi UFJ Lease & Finance	400		2,146
Mitsui Chemicals	2,000		7,504
MS&AD Insurance Group Holdings	500		15,762
Murata Manufacturing	100		14,846
Nabtesco	100		2,200
Nagoya Railroad	1,000		3,760
NEXON	100		1,372
NHK Spring	200		2,122
Nidec	100		8,960
Nippon Express	2,000		10,586
Nippon Steel & Sumitomo Metal	9,000		21,285
Nippon Telegraph & Telephone	1,400		53,810
Nippon Yusen	6,000		16,412
Nisshin Seifun Group	120		1,722
Nitto Denko	100		7,577
NOK	100		2,933
Nomura Holdings	3,300		23,469
Nomura Real Estate Holdings	100		1,996
Nomura Research Institute	100		4,107
NSK	500		6,463
NTT Data	100		4,785
NTT Urban Development	100		984
Obayashi	2,000		15,411
Odakyu Electric Railway	1,000		10,013
Oji Holdings	1,000		4,373
Omron	200		7,851
Oriental Land	100		6,349
ORIX	1,700		25,417
Osaka Gas	2,000		8,003
Otsuka Holdings	200		7,186
Panasonic	2,000		23,512
Park24	100		1,820
Rakuten	300		4,830
Resona Holdings	5,300		29,174
Ricoh	900		8,885
Santen Pharmaceutical	100		1,473
SBI Holdings	100		1,390
Secom	100		6,744
Seiko Epson	300		5,308
Sekisui Chemical	1,000		11,111
Sekisui House	300		4,462
Sharp	2,000	a	2,647
Shikoku Electric Power	200		3,368
Shimizu	1,000		8,779
Shin-Etsu Chemical	200		11,969
Shionogi & Co.	100		3,990
Shiseido	200		4,842
Showa Shell Sekiyu	300		2,820
Sompo Japan Nipponkoa Holdings	300		10,583
Sony	1,500	a	42,760

Sony Financial Holdings	200		3,826
Stanley Electric	100		2,138
Sumitomo Chemical	4,000		22,851
Sumitomo Electric Industries	900		13,431
Sumitomo Heavy Industries	1,000		5,051
Sumitomo Mitsui Financial Group	500		22,367
Sumitomo Rubber Industries	200		3,018
Suzuken	230		8,147
T&D Holdings	700		10,672
Taiheiyo Cement	2,000		6,600
Taisei	2,000		11,764
Taiyo Nippon Sanso	200		2,353
TDK	100		7,012
Teijin	1,000		3,655
THK	100		1,940
Tobu Railway	1,000		4,817
Toho	100		2,369
Toho Gas	1,000		5,979
Tohoku Electric Power	1,600		23,483
Tokio Marine Holdings	900		37,508
Tokyo Electric Power	4,200	a	30,161
Tokyo Electron	100		5,520
Tokyo Gas	2,000		10,806
Tokyu	1,000		7,359
TonenGeneral Sekiyu	1,000		10,013
Toppan Printing	1,000		8,706
Toray Industries	1,000		7,967
Toshiba	4,000		12,264
Toyoda Gosei	100		2,212
Toyota Industries	100		5,543
Toyota Motor	2,300		153,160
Toyota Tsusho	400		10,150
Unicharm	100		2,405
USS	100		1,758
West Japan Railway	300		21,565
Yahoo! Japan	500		2,191
Yamaha	100		2,357
Yamaha Motor	300		6,821
Yaskawa Electric	100		1,187
Yokogawa Electric	200		2,250
			1,890,027
Luxembourg--.0%
RTL Group	58		5,246
SES	139		4,300
			9,546
Macau--0%
MGM China Holdings	400		849
Sands China	1,200		5,309
			6,158
Netherlands--1.1%
Akzo Nobel	219		15,684
Boskalis Westminster	45		2,199
Delta Lloyd	255		4,527
Gemalto	22		1,889
Heineken	149		11,739
Heineken Holding	108		7,501

Koninklijke Ahold	2,913		57,986
Koninklijke Vopak	65		3,398
NN Group	320		9,874
QIAGEN	39	a	1,092
Randstad Holding	227		15,542
RELX	289		4,815
Unilever	1,734		77,717
Wolters Kluwer	358		11,866
			225,829
New Zealand--.1%
Auckland International Airport	304		1,086
Contact Energy	164		536
Fletcher Building	601		3,142
Meridian Energy	1,530		2,272
Mighty River Power	537		978
Ryman Healthcare	74		410
Spark New Zealand	2,738		5,350
			13,774
Norway--.4%
DNB	413		6,735
Gjensidige Forsikring	160		2,568
Norsk Hydro	1,155		4,308
Orkla	806		6,433
Seadrill	505		4,566
Statoil	1,136		19,220
Telenor	1,097		24,066
Yara International	183		9,109
			77,005
Portugal--.1%
Banco Comercial Portugues, Cl. R	8,557	a	658
Energias de Portugal	5,147		19,038
Galp Energia	366		4,241
Jeronimo Martins	400		5,944
			29,881
Singapore--.4%
Ascendas Real Estate Investment Trust	800		1,411
Avago Technologies	100		12,514
CapitaLand	1,200		2,817
CapitaLand Commercial Trust	1,200		1,246
CapitaLand Mall Trust	1,100		1,604
ComfortDelGro	1,400		3,072
DBS Group Holdings	600		8,826
Global Logistic Properties	300		503
Jardine Cycle & Carriage	100		2,154
Keppel	900		4,920
Oversea-Chinese Banking	700		5,251
Singapore Airlines	500		3,914
Singapore Exchange	700		4,067
Singapore Technologies Engineering	700		1,674
Singapore Telecommunications	7,700		22,957
StarHub	600		1,675
United Overseas Bank	500		8,091
			86,696
Spain--.9%
Abertis Infraestructuras	250		4,092
ACS Actividades de Construccion y Servicios	392		13,152

Aena	32	b	3,528
Amadeus IT Holding, Cl. A	164		7,152
Banco Bilbao Vizcaya Argentaria	1,331		13,469
Banco de Sabadell	1,350		3,075
Banco Santander	3,808		26,281
Distribuidora Internacional de Alimentacion	1,191	a	7,454
Enagas	257		7,220
Endesa	280		5,886
Ferrovial	203		4,936
Gas Natural SDG	489		10,625
Grifols	39		1,721
Iberdrola	4,704		33,187
Inditex	448		15,339
Mapfre	1,605		5,158
Red Electrica	68		5,435
Repsol	1,436		24,129
Zardoya Otis	67		735
			192,574
Sweden--1.0%
Alfa Laval	163		2,999
Assa Abloy, Cl. B	534		10,839
Atlas Copco, Cl. A	405		11,070
Atlas Copco, Cl. B	235		5,772
Boliden	427		7,885
Electrolux, Ser. B	238		6,845
Getinge, Cl. B	104		2,552
Hennes & Mauritz, Cl. B	547		21,761
Hexagon, Cl. B	61		1,972
Husqvarna, Cl. B	193		1,408
ICA Gruppen	39		1,423
Industrivarden, Cl. C	62		1,172
Investment AB Kinnevik, Cl. B	96		3,072
Investor, Cl. B	298		11,500
Sandvik	1,202		12,150
Securitas, Cl. B	700		10,037
Skandinaviska Enskilda Banken, Cl. A	613		7,390
Skanska, Cl. B	590		12,427
SKF, Cl. B	436		8,531
Svenska Cellulosa, Cl. B	755		21,495
Swedish Match	277		8,487
Tele2, Cl. B	294		3,059
TeliaSonera	2,916		17,729
Volvo, Cl. B	1,622		19,197
			210,772
Switzerland--3.5%
Actelion	61	a	9,021
Adecco	301	a	25,122
Baloise Holding	61		7,777
Coca-Cola HBC-CDI	186	a	3,886
EMS-Chemie Holding	3		1,464
Geberit	15		5,192
Givaudan	4	a	7,451
Holcim	193	a	13,442
Julius Baer Group	49	a	2,710
Kuehne + Nagel International	51		7,041
Lonza Group	58	a	8,409

Nestle	2,951		223,547
Pargesa Holding-BR	26		1,750
Partners Group Holding	5		1,674
Roche Holding	541		156,259
Schindler Holding	19		3,087
Schindler Holding-PC	42		6,767
SGS	3		5,728
Sika-BR	2		7,250
Sonova Holding	16		2,278
Swatch Group	15		1,229
Swatch Group-BR	10		4,306
Swiss Life Holding	50	a	11,808
Swiss Prime Site	39	a	3,108
Swiss Re	465	a	41,866
Swisscom	26		15,122
Syngenta	40		16,475
Transocean	741		10,184
UBS Group	2,245	a	51,693
Zurich Insurance Group	211	a	64,263
			719,909
United Kingdom--6.9%
3i Group	246		2,126
Aberdeen Asset Management	609		3,462
Admiral Group	199		4,602
Aggreko	316		5,922
AMEC	389		4,981
ArcelorMittal	888		8,056
ARM Holdings	198		3,114
Ashtead Group	501		7,679
Associated British Foods	153		7,703
Aviva	3,496		28,389
Babcock International Group	125		1,935
BAE Systems	3,479		26,089
Barratt Developments	756		7,497
British American Tobacco	1,889		112,128
British Land	220		2,889
BT Group	6,388		46,333
Bunzl	421		12,058
Burberry Group	292		7,337
Capita	598		12,178
Carnival	107		5,935
Centrica	9,162		38,130
Cobham	707		2,885
Compass Group	2,482		39,729
Croda International	112		5,317
Diageo	1,052		29,399
Direct Line Insurance Group	2,432		13,897
Dixons Carphone	1,282		9,125
easyJet	227		5,828
Ensco, Cl. A	200		3,316
Experian	497		9,321
G4S	2,227		9,553
GKN	1,592		7,918
Hammerson	154		1,582
Hargreaves Lansdown	61		1,141
ICAP	720		5,807

IMI	257		4,258
Imperial Tobacco Group	1,152		60,537
Inmarsat	384		5,325
InterContinental Hotels Group	101		4,255
International Consolidated Airlines Group	738	a	6,137
Intertek Group	132		5,044
Intu Properties	163		839
ITV	2,152		9,433
J Sainsbury	3,761		15,559
Johnson Matthey	250		11,381
Kingfisher	2,346		13,215
Land Securities Group	184		3,730
Legal & General Group	6,188		25,193
London Stock Exchange Group	81		3,303
Marks & Spencer Group	2,594		22,037
Meggitt	360		2,611
Merlin Entertainments	257	b	1,668
Michael Kors Holdings	100	a	4,199
Mondi	470		11,303
National Grid	3,876		51,638
Next	165		20,588
Old Mutual	7,238		23,974
Persimmon	150	a	4,795
Prudential	2,740		64,505
Reckitt Benckiser Group	396		38,026
RELX	320		5,587
Rexam	1,794		15,591
Rio Tinto	1,426		55,372
Rolls-Royce Holdings	912	a	11,308
Sage Group	1,201		9,772
Schroders	104		5,137
Segro	616		4,317
Severn Trent	264		9,087
Shire	132	a	11,709
Sky	1,112		19,797
Smiths Group	350		6,171
Sports Direct International	131	a	1,620
SSE	861		20,370
Standard Life	2,833		20,103
Tate & Lyle	447		3,804
Taylor Wimpey	1,660		5,039
Tesco	9,487		31,957
Travis Perkins	158		5,544
Unilever	1,368		62,103
United Utilities Group	873		12,161
Vodafone Group	27,441		103,640
Whitbread	76		6,160
William Hill	462		2,921
WM Morrison Supermarkets	6,972		19,870
Wolseley	397		26,386
WPP	1,567		35,972
			1,418,412
United States--56.9%
3M	510		77,183
AbbVie	720		50,407
Accenture, Cl. A	620		63,928

ACE	110		11,965
Activision Blizzard	710		18,311
Adobe Systems	100	a	8,199
ADT	310		10,704
AES	1,200		15,360
Aetna	520		58,744
Aflac	310		19,855
Agilent Technologies	200		8,190
Air Products & Chemicals	100		14,251
Albemarle	100		5,420
Allergan	36	a	11,921
Allstate	520		35,854
Ally Financial	610	a	13,890
Altria Group	1,660		90,271
American Capital Agency	100	c	1,926
American Electric Power	420		23,759
American Express	810		61,609
American International Group	730		46,808
American Tower	100	c	9,511
American Water Works	100		5,191
Ameriprise Financial	210		26,391
AmerisourceBergen	620		65,565
AMETEK	100		5,305
Amgen	420		74,168
Amphenol, Cl. A	100		5,641
Analog Devices	100		5,833
Annaly Capital Management	500	c	4,975
Anthem	320		49,366
Aon	310		31,239
Apache	400		18,344
Apple	3,990		483,987
Applied Materials	600		10,416
ARAMARK	300		9,546
Arch Capital Group	100	a	7,136
Archer-Daniels-Midland	1,120		53,110
Arrow Electronics	100	a	5,815
AT&T	776		26,949
Automatic Data Processing	210		16,752
AutoNation	200	a	12,468
Avery Dennison	200		12,170
Avnet	100		4,173
Axis Capital Holdings	200		11,512
Baker Hughes	310		18,027
Ball	110		7,462
Bed Bath & Beyond	210	a	13,698
Berkshire Hathaway, Cl. B	510	a	72,797
Best Buy	1,220		39,394
Biogen	100	a	31,878
Boeing	820		118,219
Boston Properties	100	c	12,328
Bristol-Myers Squibb	510		33,476
Bunge	510		40,723
C.H. Robinson Worldwide	210		14,731
Cablevision Systems (NY Group), Cl. A	500		14,110
Cabot Oil & Gas	100		2,616
Calpine	600	a	10,980

Cameron International	210	a	10,597
Campbell Soup	200		9,862
Cardinal Health	610		51,838
CarMax	200	a	12,902
Carnival	200		10,658
Caterpillar	410		32,238
CBRE Group, Cl. A	110	a	4,177
CDK Global	100		5,164
Celanese, Ser. A	100		6,592
Celgene	410	a	53,812
Centene	200	a	14,026
CenterPoint Energy	310		5,995
CenturyLink	1,010		28,886
Cerner	100	a	7,172
Charles Schwab	300		10,464
Chemours Company	100		1,092
Chevron	1,810		160,149
Chicago Bridge & Iron Co.	100		5,314
Chubb	310		38,542
Church & Dwight	100		8,633
Cigna	210		30,253
Cincinnati Financial	100		5,521
Cintas	100		8,550
Cisco Systems	4,200		119,364
CIT Group	200		9,408
Citizens Financial Group	100		2,607
Citrix Systems	100	a	7,561
Clorox	100		11,194
CMS Energy	210		7,195
Coca-Cola	1,640		67,371
Coca-Cola Enterprises	310		15,835
Cognizant Technology Solutions, Cl. A	200	a	12,620
Colgate-Palmolive	410		27,888
Columbia Pipeline Group	110		3,210
Comcast, Cl. A	2,330		145,415
Comcast, Cl. A (Special)	410		25,559
Comerica	100		4,743
Communications Sales & Leasing	100		2,085
Computer Sciences	210		13,740
ConocoPhillips	1,950		98,163
CONSOL Energy	200		3,304
Consolidated Edison	310		19,713
Corning	1,220		22,790
Costco Wholesale	410		59,573
Crown Holdings	100	a	5,151
CSX	420		13,138
Cummins	200		25,906
CVS Health	1,550		174,328
Danaher	100		9,156
Darden Restaurants	100		7,376
DaVita HealthCare Partners	100	a	7,903
Deere & Co.	610		57,688
Delphi Automotive	510		39,821
Delta Air Lines	210		9,311
DENTSPLY International	100		5,691
Devon Energy	310		15,320

Dick's Sporting Goods	100		5,098
Discover Financial Services	310		17,301
Discovery Communications, Cl. A	100	a	3,302
Discovery Communications, Cl. C	210	a	6,363
DISH Network, Cl. A	100	a	6,461
Dollar General	300		24,111
Dollar Tree	24	a	1,873
Dominion Resources	200		14,340
Dover	200		12,814
Dow Chemical	1,530		72,002
DR Horton	100		2,969
Dr. Pepper Snapple Group	210		16,846
DTE Energy	100		8,046
E*TRADE Financial	100	a	2,842
E.I. du Pont de Nemours & Co.	500		27,880
Eastman Chemical	100		7,840
Eaton Vance	100		3,836
eBay	400	a	11,248
Ecolab	100		11,581
Edison International	310		18,603
Electronic Arts	100	a	7,155
EMC	920		24,739
Emerson Electric	510		26,392
Entergy	210		14,914
Envision Healthcare Holdings	100	a	4,480
EOG Resources	210		16,210
EQT	100		7,685
Equifax	100		10,213
Equity Residential	100	c	7,481
Estee Lauder, Cl. A	200		17,822
Everest Re Group	100		18,312
Expedia	100		12,144
Expeditors International of Washington	300		14,061
Exxon Mobil	5,620		445,160
F5 Networks	100	a	13,414
Facebook, Cl. A	210	a	19,742
Fastenal	100		4,186
FedEx	300		51,426
Fidelity National Information Services	210		13,740
Fifth Third Bancorp	300		6,321
Fiserv	200	a	17,372
Flextronics International	1,600	a	17,616
FLIR Systems	100		3,079
Flowserve	100		4,699
Fluor	110		5,143
FMC Technologies	100	a	3,276
FNF Group	200		7,818
Foot Locker	200		14,110
Ford Motor	5,070		75,188
Fortune Brands Home & Security	100		4,775
Franklin Resources	310		14,121
Freeport-McMoRan	1,600		18,800
GameStop, Cl. A	310		14,214
Gannett Company	100		1,265
Gap	410		14,957
Gartner	100	a	8,857

General Dynamics	410		61,135
General Electric	5,000		130,500
General Growth Properties	100	c	2,714
General Mills	310		18,045
General Motors	1,800		56,718
Genuine Parts	100		8,895
Gilead Sciences	620		73,073
Goldman Sachs Group	310		63,572
Goodyear Tire & Rubber	600		18,078
H&R Block	210		6,991
Halliburton	920		38,447
Hanesbrands	100		3,103
Harley-Davidson	200		11,660
Harris	100		8,294
Hartford Financial Services Group	310		14,741
Hasbro	100		7,874
HCA Holdings	510	a	47,435
Health Care REIT	100	c	6,937
Henry Schein	100	a	14,798
Hershey	100		9,289
Hewlett-Packard	2,340		71,417
Hilton Worldwide Holdings	200		5,370
HollyFrontier	300		14,478
Hologic	100	a	4,166
Home Depot	1,750		204,803
Honeywell International	410		43,071
Hormel Foods	100		5,921
Hospira	100	a	8,945
Host Hotels & Resorts	300	c	5,814
Hudson City Bancorp	200		2,062
Huntington Bancshares	200		2,334
Illinois Tool Works	310		27,736
Ingersoll-Rand	310		19,034
Intel	6,210		179,780
International Business Machines	1,030		166,850
International Paper	300		14,361
Interpublic Group of Companies	500		10,650
Intuit	200		21,154
Invesco	410		15,826
Iron Mountain	124		3,726
J.M. Smucker	100		11,169
Johnson & Johnson	1,450		145,305
Johnson Controls	700		31,892
Juniper Networks	310		8,810
KeyCorp	400		5,936
Kimberly-Clark	410		47,138
Kimco Realty	300	c	7,413
Kinder Morgan	460		15,934
KLA-Tencor	100		5,305
Kohl's	310		19,009
Kroger	2,280		89,467
L Brands	110		8,879
L-3 Communications Holdings	100		11,546
Lam Research	100		7,687
Las Vegas Sands	200		11,208
Lear	100		10,407

Legg Mason	200		9,868
Leggett & Platt	100		4,781
Lennar, Cl. A	100		5,304
Liberty Interactive, Cl. A	700	a	20,335
Liberty Media, Cl. C	100	a	3,770
Lincoln National	210		11,827
Linear Technology	100		4,100
LKQ	200	a	6,292
Lockheed Martin	310		64,201
Lowe's	1,450		100,572
LyondellBasell Industries, Cl. A	710		66,619
Macy's	410		28,315
Manpowergroup	210		19,001
Marathon Petroleum	1,220		66,697
Marriott International, Cl. A	210		15,248
Marsh & McLennan	410		23,756
Marvell Technology Group	300		3,732
Masco	310		8,181
MasterCard, Cl. A	310		30,194
Mattel	200		4,642
Maxim Integrated Products	100		3,404
McCormick & Co.	100		8,201
McDonald's	700		69,902
McGraw-Hill Financial	110		11,193
McKesson	310		68,377
Mead Johnson Nutrition	100		8,839
Merck & Co.	2,540		149,758
MetLife	710		39,575
MGM Resorts International	300	a	5,886
Microchip Technology	100		4,284
Micron Technology	920	a	17,029
Microsoft	180		8,406
Mondelez International, Cl. A	700		31,591
Monsanto	310		31,586
Moody's	100		11,043
Morgan Stanley	610		23,692
Motorola Solutions	310		18,650
Murphy Oil	110		3,607
National Oilwell Varco	310		13,060
NetApp	210		6,542
New York Community Bancorp	300		5,709
Newell Rubbermaid	310		13,417
NextEra Energy	200		21,040
Nielsen	100		4,846
NIKE, Cl. B	510		58,762
NiSource	110		1,921
Noble Energy	100		3,523
Northern Trust	100		7,649
Northrop Grumman	310		53,633
Nuance Communications	100	a	1,813
Nucor	500		22,070
NVIDIA	200		3,990
O'Reilly Automotive	100	a	24,031
Occidental Petroleum	520		36,504
Oceaneering International	100		4,002
OGE Energy	200		5,952

Omnicare	100		9,685
Omnicom Group	310		22,655
ONEOK	200		7,558
Oracle	1,440		57,514
PACCAR	310		20,100
Packaging Corporation of America	100		7,079
Pall	100		12,645
Parker Hannifin	100		11,275
PartnerRe	100		13,596
Patterson	100		5,016
Paychex	110		5,104
PayPal Holdings	400		15,480
Pentair	200		12,162
People's United Financial	200		3,254
PepsiCo	1,640		158,014
Pfizer	6,350		228,981
PG&E	400		21,004
Philip Morris International	1,500		128,295
Phillips 66	720		57,240
Pinnacle West Capital	100		6,171
Plum Creek Timber	100	c	4,100
Polaris Industries	100		13,706
PPG Industries	200		21,676
PPL	300		9,543
Praxair	100		11,414
Principal Financial Group	110		6,106
Procter & Gamble	1,400		107,380
Progressive	1,020		31,110
Prologis	100	c	4,061
Prudential Financial	610		53,900
Public Service Enterprise Group	600		25,002
Public Storage	100	c	20,518
PulteGroup	100		2,072
QUALCOMM	920		59,239
Quanta Services	100	a	2,762
Raytheon	310		33,818
Red Hat	100	a	7,908
Regions Financial	400		4,156
RenaissanceRe Holdings	100		10,730
Republic Services	210		8,931
Reynolds American	271		23,249
Rite Aid	1,500	a	13,365
Robert Half International	100		5,503
Rockwell Automation	100		11,678
Rockwell Collins	100		8,462
Ross Stores	420		22,327
Royal Caribbean Cruises	100		8,985
SanDisk	300		18,087
SCANA	200		10,960
Schlumberger	620		51,348
Scripps Networks Interactive, Cl. A	100		6,258
Seagate Technology	710		35,926
Sealed Air	200		10,634
SEI Investments	100		5,331
Sempra Energy	200		20,356
Sensata Technologies Holding	100	a	5,132

Sherwin-Williams	100		27,776
Simon Property Group	100	c	18,722
Sirius XM Holdings	2,500		9,900
Skyworks Solutions	100		9,567
Southwest Airlines	100		3,620
Southwestern Energy	200	a	3,720
Spectra Energy	310		9,381
St. Jude Medical	210		15,502
Stanley Black & Decker	200		21,098
Staples	1,130		16,622
Starbucks	600		34,758
Starwood Hotels & Resorts Worldwide	200	c	15,892
SunTrust Banks	100		4,434
T. Rowe Price Group	110		8,484
Target	1,200		98,220
TD Ameritrade Holding	100		3,673
TE Connectivity	410		24,977
TEGNA	200		5,826
Teradata	100	a	3,711
Tesoro	210		20,441
Texas Instruments	1,130		56,477
Textron	310		13,547
The Kraft Heinz	210		16,689
The TJX Companies	720		50,270
Thermo Fisher Scientific	100		13,953
Tiffany & Co.	100		9,570
Time Warner	830		73,073
Time Warner Cable	110		20,901
Toll Brothers	100	a	3,892
TopBuild	34		978
Torchmark	100		6,161
Total System Services	100		4,622
Tractor Supply	100		9,252
Travelers	620		65,794
Twenty-First Century Fox, Cl. A	1,220		42,078
Twenty-First Century Fox, Cl. B	410		13,743
Tyco International	410		15,576
Tyson Foods, Cl. A	420		18,627
Union Pacific	420		40,988
United Continential Holdings	100	a	5,639
United Parcel Service, Cl. B	810		82,912
United Rentals	200	a	13,398
United Technologies	500		50,155
UnitedHealth Group	1,120		135,968
Universal Health Services, Cl. B	100		14,523
Valero Energy	1,630		106,928
Vantiv, Cl. A	100	a	4,400
Varian Medical Systems	100	a	8,607
Ventas	100	c	6,709
VEREIT	100		876
VeriSign	100	a	7,094
Verisk Analytics, Cl. A	100	a	7,811
Verizon Communications	5,630		263,428
VF	110		8,480
Viacom, Cl. B	710		40,470
Visa, Cl. A	640		48,218

Vornado Realty Trust	100	c	9,755
Voya Financial	300		14,085
W.R. Berkley	100		5,572
W.W. Grainger	100		22,871
Wal-Mart Stores	1,930		138,921
Walgreens Boots Alliance	700		67,641
Walt Disney	1,240		148,800
Waste Management	410		20,963
Weatherford International	900	a	9,612
WEC Energy Group	210		10,290
Western Digital	100		8,606
Western Union	420		8,501
WestRock	37		2,333
Weyerhaeuser	200	c	6,138
Whirlpool	100		17,773
Whiting Petroleum	100	a	2,049
Whole Foods Market	200		7,280
Williams	300		15,744
Willis Group Holdings	100		4,649
Wyndham Worldwide	200		16,504
Xcel Energy	210		7,281
Xerox	740		8,155
Xilinx	200		8,350
XL Group	310		11,786
Xylem	100		3,453
Yum! Brands	210		18,430
Zoetis	200		9,796
			11,753,218
Total Common Stocks
(cost $19,818,286)			20,295,947

Preferred Stocks--.3%
Germany
Bayerische Motoren Werke	71		5,557
Fuchs Petrolub	44		1,912
Henkel & Co.	78		9,252
Volkswagen	145		29,046
Total Preferred Stocks
(cost $49,649)			45,767

Other Investment--1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $231,353)	231,353	[d]	231,353
Total Investments (cost $20,099,288)	99.7%		20,573,067
Cash and Receivables (Net)	.3%		72,105
Net Assets	100.0%		20,645,172

ADR-- American Depository Receipts
BR-- Bearer Certificate
CDI-- Chess Depository Interest
PC-- Participation Certificate
REIT-- Real Estate Investment Trust

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securitie resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, th securities were valued at $10,004 or less than .05% of net assets.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $473,779 of which $1,621,162 related to appr securities and $1,147,383 related to depreciated investment securities. At July 31, 2015, the cost of investment purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	15.9
Financial	14.3
Consumer Staples	13.3
Industrial	12.6
Information Technology	10.6
Health Care	10.3
Energy	8.0
Materials	5.1
Telecommunication Services	4.3
Utilities	4.2
Money Market Investment	1.1
99.7

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	11,753,218	-	-	11,753,218
Equity Securities - Foreign Common Stocks+	8,542,729	-	-	8,542,729
Equity Securities - Foreign Preferred Stocks+	45,767	-	-	45,767
Mutual Funds	231,353	-	-	231,353

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta U.S. Equity Fund
July 31, 2015 (Unaudited)

Common Stocks--100.5%	Shares		Value ($)
Automobiles & Components--1.9%
Delphi Automotive	216		16,865
General Motors	1,785		56,245
Goodyear Tire & Rubber	293		8,828
Harley-Davidson	61		3,556
Johnson Controls	514		23,418
			108,912
Banks--1.6%
BB&T	277		11,155
Comerica	28		1,328
Huntington Bancshares	158		1,844
KeyCorp	255		3,784
SunTrust Banks	243		10,775
Wells Fargo & Co.	1,022		59,143
Zions Bancorporation	81		2,526
			90,555
Capital Goods--9.2%
3M	318		48,126
Allegion	16		1,011
AMETEK	37		1,963
Boeing	200		28,834
Caterpillar	504		39,629
Cummins	86		11,140
Danaher	61		5,585
Deere & Co.	135		12,767
Dover	138		8,842
Eaton	124		7,512
Emerson Electric	322		16,664
Fastenal	58		2,428
Flowserve	96		4,511
Fluor	88		4,114
General Dynamics	216		32,208
General Electric	1,996		52,096
Honeywell International	149		15,652
Illinois Tool Works	320		28,630
Ingersoll-Rand	97		5,956
Jacobs Engineering Group	110	a	4,633
L-3 Communications Holdings	33		3,810
Lockheed Martin	173		35,828
Masco	217		5,727
Northrop Grumman	133		23,010
PACCAR	141		9,142
Pall	44		5,564
Parker Hannifin	82		9,246
Pentair	183		11,128
Raytheon	157		17,127

Rockwell Automation	82		9,576
Rockwell Collins	38		3,216
Roper Technologies	16		2,676
Snap-on	16		2,637
Stanley Black & Decker	46		4,853
Textron	122		5,331
United Rentals	69	a	4,622
United Technologies	312		31,297
W.W. Grainger	25		5,718
Xylem	44		1,519
			524,328
Commercial & Professional Services--.8%
ADT	66		2,279
Cintas	72		6,156
Dun & Bradstreet	20		2,495
Equifax	36		3,677
Nielsen	115		5,573
Pitney Bowes	157		3,284
Robert Half International	43		2,366
Stericycle	11	a	1,551
Tyco International	126		4,787
Waste Management	235		12,016
			44,184
Consumer Durables & Apparel--.9%
Coach	103		3,214
D.R. Horton	66		1,960
Fossil Group	32	a	2,200
Garmin	55		2,305
Hanesbrands	99		3,072
Harman International Industries	29		3,122
Hasbro	70		5,512
Leggett & Platt	78		3,729
Lennar, Cl. A	80		4,243
Mattel	84		1,950
Michael Kors Holdings	81	a	3,401
Mohawk Industries	11	a	2,217
TopBuild	23		661
VF	177		13,645
			51,231
Consumer Services--1.5%
Carnival	133		7,088
Chipotle Mexican Grill	4	a	2,969
Darden Restaurants	99		7,302
H&R Block	143		4,760
Marriott International, Cl. A	189		13,723
Royal Caribbean Cruises	81		7,278
Starbucks	273		15,815
Starwood Hotels & Resorts
Worldwide	141	b	11,204
Wyndham Worldwide	78		6,437
Yum! Brands	92		8,074
			84,650

Diversified Financials--2.3%
Affiliated Managers Group	21	a	4,366
American Express	350		26,621
Berkshire Hathaway, Cl. B	238	a	33,972
Charles Schwab	112		3,907
Discover Financial Services	198		11,050
Franklin Resources	311		14,166
Invesco	134		5,172
Moody's	119		13,141
Navient	267		4,192
State Street	79		6,048
T. Rowe Price Group	130		10,027
			132,662
Energy--11.4%
Cameron International	340	a	17,156
Chevron	858		75,916
Columbia Pipeline Group	50		1,459
CONSOL Energy	86		1,421
Ensco, Cl. A	179		2,968
EQT	27		2,075
Exxon Mobil	3,057		242,145
FMC Technologies	145	a	4,750
Helmerich & Payne	31		1,790
Kinder Morgan	478		16,558
Marathon Petroleum	1,123		61,394
Murphy Oil	79		2,590
National Oilwell Varco	434		18,284
Noble	267		3,191
ONEOK	143		5,404
Phillips 66	1,175		93,413
Pioneer Natural Resources	17		2,155
Range Resources	41		1,613
Spectra Energy	195		5,901
Tesoro	202		19,663
Valero Energy	1,026		67,306
			647,152
Food & Staples Retailing--6.3%
Costco Wholesale	323		46,932
CVS Health	629		70,744
Kroger	1,298		50,934
Sysco	226		8,206
Wal-Mart Stores	1,753		126,181
Walgreens Boots Alliance	464		44,836
Whole Foods Market	185		6,734
			354,567
Food, Beverage & Tobacco--5.0%
Altria Group	804		43,721
Archer-Daniels-Midland	870		41,255
Brown-Forman, Cl. B	28		3,035
Campbell Soup	74		3,649
Coca-Cola	734		30,153
Coca-Cola Enterprises	232		11,851

Constellation Brands, Cl. A	15		1,800
Dr. Pepper Snapple Group	58		4,653
General Mills	143		8,324
Hormel Foods	58		3,434
Kellogg	106		7,014
McCormick & Co.	48		3,936
Mead Johnson Nutrition	30		2,652
Molson Coors Brewing, Cl. B	58		4,126
Mondelez International, Cl. A	277		12,501
Monster Beverage	23	a	3,532
PepsiCo	725		69,854
Reynolds American	143		12,268
Tyson Foods, Cl. A	309		13,704
			281,462
Health Care Equipment & Services--8.0%
Abbott Laboratories	670		33,962
Aetna	256		28,920
AmerisourceBergen	310		32,782
Anthem	146		22,523
Baxter International	104		4,168
Becton Dickinson & Co.	83		12,629
Boston Scientific	280	a	4,855
C.R. Bard	28		5,506
Cardinal Health	338		28,723
Cerner	43	a	3,084
Cigna	198		28,524
DaVita HealthCare Partners, Cl. I	25	a	1,976
DENTSPLY International	63		3,585
Edwards Lifesciences	29	a	4,413
Express Scripts Holding	372	a	33,506
HCA Holdings	336	a	31,251
Henry Schein	34	a	5,031
Humana	74		13,475
Intuitive Surgical	5	a	2,666
Laboratory Corporation of America
Holdings	17	a	2,164
McKesson	200		44,114
Medtronic	217		17,011
Quest Diagnostics	27		1,993
St. Jude Medical	78		5,758
Stryker	49		5,011
Tenet Healthcare	76	a	4,279
UnitedHealth Group	484		58,758
Universal Health Services, Cl. B	46		6,680
Varian Medical Systems	41	a	3,529
Zimmer Biomet Holdings	15		1,561
			452,437
Household & Personal Products--1.0%
Clorox	53		5,933
Colgate-Palmolive	212		14,420
Estee Lauder, Cl. A	171		15,238
Kimberly-Clark	179		20,580

Procter & Gamble	41		3,145
			59,316
Insurance--3.9%
Aflac	159		10,184
Allstate	126		8,688
Aon	199		20,053
Chubb	64		7,957
Cincinnati Financial	87		4,803
Genworth Financial, Cl. A	368	a	2,580
Hartford Financial Services Group	270		12,839
Lincoln National	167		9,405
Loews	112		4,268
Marsh & McLennan	261		15,122
MetLife	927		51,671
Principal Financial Group	104		5,773
Progressive	237		7,229
Prudential Financial	231		20,411
Travelers	298		31,624
Unum Group	161		5,770
			218,377
Materials--4.1%
Air Products & Chemicals	37		5,273
Airgas	10		1,020
Alcoa	489		4,826
Allegheny Technologies	49		1,045
Avery Dennison	51		3,103
Ball	64		4,342
CF Industries Holdings	223		13,202
Dow Chemical	1,170		55,060
Ecolab	44		5,096
FMC	30		1,456
International Flavors & Fragrances	25		2,890
International Paper	241		11,537
LyondellBasell Industries, Cl. A	811		76,096
Mosaic	224		9,619
Newmont Mining	192		3,297
Owens-Illinois	111	a	2,370
PPG Industries	87		9,429
Praxair	55		6,278
Sherwin-Williams	46		12,777
Sigma-Aldrich	13		1,815
Vulcan Materials	27		2,458
			232,989
Media--5.1%
Cablevision Systems (NY Group),
Cl. A	217		6,124
CBS, Cl. B	188		10,052
Comcast, Cl. A	1,284		80,134
Gannett	90		1,139
Interpublic Group of Companies	250		5,325
News Corp., Cl. A	125	a	1,841
Omnicom Group	181		13,227

Scripps Networks Interactive, Cl.
A	74		4,631
TEGNA	184		5,360
Time Warner	585		51,503
Time Warner Cable	76		14,441
Twenty-First Century Fox, Cl. A	1,006		34,697
Viacom, Cl. B	143		8,151
Walt Disney	421		50,520
			287,145
Pharmaceuticals, Biotech & Life Sciences--11.4%
AbbVie	703		49,217
Agilent Technologies	95		3,890
Alexion Pharmaceuticals	27	a	5,331
Allergan	16	a	5,298
Amgen	231		40,792
Baxalta	104		3,414
Biogen	39	a	12,432
Bristol-Myers Squibb	270		17,723
Celgene	211	a	27,694
Eli Lilly & Co.	221		18,677
Gilead Sciences	887		104,542
Johnson & Johnson	1,126		112,836
Mallinckrodt	20	a	2,479
Merck & Co.	1,746		102,944
Mylan	59	a	3,303
PerkinElmer	27		1,429
Perrigo Company	18		3,460
Pfizer	3,056		110,199
Regeneron Pharmaceuticals	7	a	3,876
Thermo Fisher Scientific	75		10,465
Waters	18	a	2,403
Zoetis	108		5,290
			647,694
Real Estate--1.2%
American Tower	16	b	1,522
AvalonBay Communities	20	b	3,447
Boston Properties	17	b	2,096
Equity Residential	60	b	4,489
General Growth Properties	190	b	5,157
HCP	135	b	5,216
Health Care	35	b	2,428
Host Hotels & Resorts	303	b	5,872
Kimco Realty	78	b	1,927
Macerich	52	b	4,116
Prologis	73	b	2,965
Public Storage	33	b	6,771
Simon Property Group	58	b	10,859
SL Green Realty	7	b	806
Ventas	30	b	2,013
Vornado Realty Trust	34	b	3,317
Weyerhaeuser	203	b	6,230
			69,231

Retailing--6.2%
AutoNation	139	a	8,665
Bed Bath & Beyond	73	a	4,762
Best Buy	525		16,952
Dollar General	149		11,975
Dollar Tree	52	a	4,058
Expedia	61		7,408
GameStop, Cl. A	113		5,181
Gap	270		9,850
Genuine Parts	54		4,803
Home Depot	822		96,199
Kohl's	157		9,627
L Brands	126		10,171
Lowe's	720		49,939
Macy's	305		21,063
Netflix	22	a	2,515
O'Reilly Automotive	32	a	7,690
Priceline Group	6	a	7,461
Ross Stores	160		8,506
Staples	496		7,296
Target	359		29,384
The TJX Companies	278		19,410
Tractor Supply	33		3,053
TripAdvisor	18	a	1,429
Urban Outfitters	52	a	1,696
			349,093
Semiconductors & Semiconductor Equipment--1.5%
Altera	128		6,356
Applied Materials	300		5,208
Avago Technologies	34		4,255
Broadcom, Cl. A	132		6,681
First Solar	39	a	1,728
Lam Research	43		3,305
Linear Technology	24		984
Microchip Technology	79		3,384
Micron Technology	820	a	15,178
NVIDIA	253		5,047
Skyworks Solutions	53		5,071
Texas Instruments	520		25,990
Xilinx	118		4,927
			88,114
Software & Services--4.1%
Accenture, Cl. A	200		20,622
Adobe Systems	47	a	3,853
Akamai Technologies	26	a	1,994
CA	77		2,243
Citrix Systems	113	a	8,544
Computer Sciences	100		6,543
Electronic Arts	97	a	6,940
Facebook, Cl. A	100	a	9,401
Fidelity National Information
Services	37		2,421

Fiserv	88	a	7,644
Google, Cl. A	35	a	23,013
Google, Cl. C	35	a	21,896
Intuit	88		9,308
MasterCard, Cl. A	143		13,928
Microsoft	444		20,735
Paychex	60		2,784
Red Hat	26	a	2,056
Teradata	121	a	4,490
Total System Services	47		2,172
VeriSign	98	a	6,952
Visa, Cl. A	602		45,355
Western Union	350		7,084
			229,978
Technology Hardware & Equipment--6.8%
Amphenol, Cl. A	116		6,544
Apple	2,073		251,455
Cisco Systems	982		27,908
Corning	1,004		18,755
EMC	742		19,952
F5 Networks	40	a	5,366
FLIR Systems	31		954
Harris	79		6,552
Hewlett-Packard	864		26,369
Juniper Networks	187		5,315
NetApp	51		1,589
Seagate Technology	194		9,816
TE Connectivity	93		5,666
			386,241
Telecommunication Services--1.3%
AT&T	254		8,815
CenturyLink	465		13,299
Level 3 Communications	77	a	3,889
Verizon Communications	1,057		49,457
			75,460
Transportation--2.4%
American Airlines Group	523		20,972
C.H. Robinson Worldwide	96		6,734
CSX	213		6,663
Expeditors International of
Washington	118		5,531
FedEx	82		14,056
Kansas City Southern	14		1,389
Ryder System	16		1,448
Southwest Airlines	428		15,494
Union Pacific	214		20,884
United Parcel Service, Cl. B	401		41,046
			134,217
Utilities--2.6%
AES	784		10,035
AGL Resources	102		4,904
Ameren	51		2,095

CenterPoint Energy	159		3,075
CMS Energy	44		1,507
DTE Energy	135		10,862
Edison International	137		8,221
Entergy	152		10,795
Eversource Energy	151		7,508
Exelon	367		11,777
NextEra Energy	176		18,515
NiSource	50		873
Pepco Holdings	57		1,521
PG&E	210		11,027
PPL	286		9,098
Public Service Enterprise Group	343		14,293
SCANA	73		4,000
Sempra Energy	29		2,952
Talen Energy	35	a	551
WEC Energy Group	126		6,174
Xcel Energy	279		9,673
			149,456
Total Common Stocks
(cost $5,449,697)			5,699,451

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $95,673)	95,673	[c]	95,673
Total Investments (cost $5,545,370)	102.2%		5,795,124
Liabilities, Less Cash and Receivables	(2.2%)		(126,870)
Net Assets	100.0%		5,668,254

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At July 31, 2015, net unrealized appreciation on investments was $249,754 of which $492,915 related to appreciated investment securities and $243,161 related to depreciated investment securities. At July 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.4
Pharmaceuticals, Biotech & Life Sciences	11.4
Capital Goods	9.2
Health Care Equipment & Services	8.0
Technology Hardware & Equipment	6.8
Food & Staples Retailing	6.3
Retailing	6.2
Media	5.1
Food, Beverage & Tobacco	5.0
Materials	4.1

Software & Services	4.1
Insurance	3.9
Utilities	2.6
Transportation	2.4
Diversified Financials	2.3
Automobiles & Components	1.9
Money Market Investment	1.7
Banks	1.6
Consumer Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Telecommunication Services	1.3
Real Estate	1.2
Household & Personal Products	1.0
Consumer Durables & Apparel	.9
Commercial & Professional Services	.8
102.2

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	5,685,636	-	-	5,685,636
Equity Securities - Foreign Common Stocks+	13,815	-	-	13,815
Mutual Funds	95,673	-	-	95,673

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)